Share-based Compensation - Expense allocation (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-based Compensation
Share-based compensation expenses	¥ 1,928,512	¥ 2,369,041	¥ 2,295,896
Cost of sales
Share-based Compensation
Share-based compensation expenses	71,779	83,972	66,914
Research and development expenses
Share-based Compensation
Share-based compensation expenses	1,296,136	1,517,206	1,323,370
Selling, general and administrative expenses
Share-based Compensation
Share-based compensation expenses	¥ 560,597	¥ 767,863	¥ 905,612